MORGAN STANLEY INTERNATIONAL SMALLCAP FUND

522 Fifth Avenue

New York, New York 10036

September 28, 2007

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:  Morgan Stanley International SmallCap Fund

File Nos.: 33-53295; 811-7169

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 26, 2007.

Very truly yours,

/s/ Edward Meehan
Edward Meehan
Assistant Secretary

Enclosures

cc:  Amy R. Doberman